Income Taxes - Components of Benefit (Expense) for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current taxes:
Netherlands, Current taxes	$ (296)	$ (179)	$ (7)
Foreign, Current taxes	(91)	(135)	(67)
Total Current taxes	(387)	(314)	(74)
Deferred taxes:
Netherlands, Deferred taxes	2	(259)	205
Foreign, Deferred taxes	209	1,056	720
Total Deferred taxes	211	797	925
Total benefit (expense) for income taxes	$ (176)	$ 483	$ 851